FAIR VALUE MEASUREMENTS - The Group's financial assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 2 | Recurring
FAIR VALUE MEASUREMENTS
Marketable securities	$ 31,944	$ 73,170
Financial investments	0	0
Financial assets related to foreign currency derivative hedging contracts	2,430	(461)
Total financial net assets	34,374	72,709
NAV
FAIR VALUE MEASUREMENTS
Marketable securities	0	0
Financial investments	3,008	2,730
Financial assets related to foreign currency derivative hedging contracts	0	0
Total financial net assets	$ 3,008	$ 2,730